Commitments and contingencies (Narrative) (Details)		12 Months Ended
	Feb. 12, 2019 CAD ($)	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Inventory		$ 942,939
Employee Related Liability		97,320
Supply agreement | Canntab Therapeutics Ltd ("Canntab") World Class Extractions Inc ("World Class")
Disclosure of contingent liabilities [line items]
Inventory	$ 100,000
Anticipated purchase price plus applicable taxes value	1,000,000
Amount of deposit paid to supplier		166,667
Outstanding commitment to purchase additional product		166,667
Collective commitment to purchase product		$ 1,000,000
Supply agreement, option to purchase amount	$ 5,000,000
Supply agreement, option purchase period	5 years
Purchase price per kg per 1% of CBD extracted	$ 100
Epitech License Agreement
Disclosure of contingent liabilities [line items]
Non refundable sum due and payable upon first notification of FDA			$ 700,000
Non refundable sum payable within ten business days of first notification FDA			$ 1,000,000
Percentage of lump sum payment received to pay for non prescription drug rights		25.00%	25.00%
Percentage of one off lump sum payment to pay for prescription drug rights		5.00%	5.00%
Percentage of net sales of Licensed Product as first payment condition		7.00%
Percentage of net receipts from commercial partners as second payment condition		25.00%
Percentage of net sales or net receipts of licensed products as third payment condition		5.00%
Heritage Building Restoration Commitment
Disclosure of contingent liabilities [line items]
Estimated cost of restoration in commitment		$ 517,000
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Claim issued by contractor for various purported damages		1,700,000
Claim for lien component		188,309
Security deposit in respect of amount claimed and estimated legal fees		$ 235,387
Contingent liability for construction and development costs | Auxly Cannabis Group Inc. | Definitive Strategic Alliance and Streaming Agreement
Disclosure of contingent liabilities [line items]
Number of Class B shares issued from treasury under private placement | shares		37,313
Amount of Class B shares issued from treasury under private placement		$ 7,500,000